Summary Of Significant Accounting Policies (Basic And Diluted Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May 29, 2016	May 31, 2015	May 25, 2014
Accounting Policies [Abstract]
Earnings from continuing operations	$ 140.4	$ 108.2	$ 30.1	$ 81.0	$ 118.1	$ 128.4	$ (30.8)	$ (19.3)	$ 359.7	$ 196.4	$ 183.2
Earnings from discontinued operations	(0.8)	(2.4)	13.1	5.4	(12.8)	5.4	(2.0)	522.5	15.3	513.1	103.0
Net earnings	$ 139.6	$ 105.8	$ 43.2	$ 86.4	$ 105.3	$ 133.8	$ (32.8)	$ 503.2	$ 375.0	$ 709.5	$ 286.2
Average common shares outstanding - Basic (shares)									127.4	127.7	131.0
Effect of dilutive stock-based compensation (shares)									1.9	2.0	2.2
Average common shares outstanding - Diluted (shares)									129.3	129.7	133.2
Basic net earnings per share:
Earnings from continuing operations, basic (in dollars per share)	$ 1.11	$ 0.85	$ 0.23	$ 0.64	$ 0.94	$ 1.03	$ (0.24)	$ (0.14)	$ 2.82	$ 1.54	$ 1.40
Earnings from discontinued operations, basic (in dollars per share)	(0.01)	(0.02)	0.11	0.04	(0.11)	0.04	(0.02)	3.95	0.12	4.02	0.78
Net (loss) earnings, basic (in dollars per share)	1.10	0.83	0.34	0.68	0.83	1.07	(0.26)	3.81	2.94	5.56	2.18
Diluted net earnings per share:
Earnings from continuing operations, diluted (in dollars per share)	1.10	0.84	0.23	0.63	0.92	1.01	(0.24)	(0.14)	2.78	1.51	1.38
Earnings from discontinued operations, diluted (in dollars per share)	(0.01)	(0.02)	0.10	0.04	(0.10)	0.04	(0.02)	3.95	0.12	3.96	0.77
Net (loss) earnings, diluted (in dollars per share)	$ 1.09	$ 0.82	$ 0.33	$ 0.67	$ 0.82	$ 1.05	$ (0.26)	$ 3.81	$ 2.90	$ 5.47	$ 2.15